Fair value of financial instruments not carried at fair value	6 Months Ended
Jun. 30, 2023
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Disclosure of fair value financial instruments not carried at fair value [text block]	Fair value of financial instruments not carried at fair value This section should be read in conjunction with Note 14 “Fair Value of Financial Instruments not carried at Fair Value” of the Group’s Annual Report 2022. The valuation techniques used to establish fair value for the Group’s financial instruments which are not carried at fair value in the balance sheet are consistent with those outlined in Note 13 “Financial Instruments carried at Fair Value” of the Group’s Annual Report 2022. Financial instruments not carried at fair value are not managed on a fair value basis. For these instruments fair values are calculated for disclosure purposes only and do not impact the Group balance sheet or income statement. Additionally, since the instruments generally do not trade there is significant management judgment required to determine the fair values. Differences in carrying value versus fair value as of June 30, 2023 is consistent with rising interest rate environment as compared to December 31, 2022. For the following financial instruments which are predominantly short-term the carrying value represents a reasonable estimate of the fair value: Assets Liabilities Cash and central bank balances Deposits Interbank balances (w/o central banks) Central bank funds purchased and securities sold under repurchase agreements Central bank funds sold and securities purchased under resale agreements Securities loaned Securities borrowed Other short-term borrowings Other financial assets Other financial liabilities For retail lending portfolios with a large number of homogenous loans (e.g. residential mortgages), the fair value is calculated for each product type by discounting the portfolio’s contractual cash flows using the Group’s new loan rates for lending to issuers of similar credit quality. Key inputs for retail mortgages are the difference between historic and current product margins and the estimated prepayment rates. Capitalized broker fees included in the carrying value are considered to also be at fair value. The fair value of the corporate lending portfolio is estimated predominantly by discounting the loan until its maturity based on loan specific credit spreads and funding costs for the Group. For long-term debt and trust preferred securities, fair value is determined from quoted market prices, where available. Where quoted market prices are not available, fair value is estimated using a valuation technique that discounts the remaining contractual cash flows at a rate at which an instrument with similar characteristics is quoted in the market. Estimated fair value of financial instruments not carried at fair value on the balance sheet1 Jun 30, 2023 Dec 31, 2022 in € m. Carrying value Fair value Carrying value Fair value Financial assets: Cash and central bank balances 164,586 164,586 178,896 178,896 Interbank balances (w/o central banks) 6,567 6,567 7,195 7,195 Central bank funds sold and securities purchased under resale agreements 11,547 11,584 11,478 11,505 Securities borrowed 104 104 0 0 Loans 483,784 453,504 491,175 461,070 Other financial assets 119,957 118,015 110,066 107,878 Financial liabilities: Deposits 600,224 600,996 629,183 629,629 Central bank funds purchased and securities sold under repurchaseagreements 2,331 2,331 573 572 Securities loaned 10 10 13 13 Other short-term borrowings 7,081 7,080 5,122 5,121 Other financial liabilities 107,928 107,928 93,135 93,135 Long-term debt 122,323 118,209 131,525 127,743 Trust preferred securities 513 407 500 426 1 Amounts are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates” of the Group’s Annual Report 2022 The difference between the fair value and the carrying value of loans is primarily driven by the current interest rates on long-dated retail mortgages in Germany compared to the contractual rate. For long-term debt and trust preferred securities, the difference between the fair value and the carrying value is due to the changes in interest rates at which the Group could issue debt with similar maturity and subordination at the balance sheet date compared to the rate the instrument was issued at. The carrying values included in the table do not include any impacts from economic hedges.